Revenue Recognition Revenue Recognition - (Tables)	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Effect of Adoption of Accounting Standard
Effect of Adopting New Revenue Recognition Standard - Balance Sheets

(In millions)	Previously Reported	ASC Adjustments	As Recast
December 31, 2017
Receivables, net	$496	$(2)	$494
Property and equipment, net (1)	16,228	(74)	16,154
Accrued expenses and other current liabilities (2)	1,459	(133)	1,326
Current portion of contract liabilities (2)	—	129	129
Contract liabilities	—	2	2
Financing obligations (1)	9,429	(74)	9,355
Deferred credits and other liabilities	1,473	(1)	1,472
Stockholders’ equity	3,296	1	3,297

December 31, 2016
Receivables, net	160	7	167
Due from affiliates, net	64	6	70
Accrued expenses and other current liabilities (2)	693	(52)	641
Current portion of contract liabilities (2)	—	62	62
Contract liabilities	—	1	1
Stockholders’ deficit	(1,609)	2	(1,607)
December 31, 2015
Stockholders' equity	2,039	3	2,042
____________________

(1)
The conditions that were considered prohibited forms of continuing involvement related to our sale of the Golf Course Properties (see Note 11) are no longer considered continuing involvement under the new revenue recognition standard. As of result of adopting the new standard on a full retrospective basis, we are now reflecting this transaction as a completed sale in the period in which it occurred.

(2)	Adjustments are primarily related to the reclassification of assets and liabilities in accordance with the new accounting and disclosure requirements.
Effect of Adopting New Revenue Recognition Standard - Statements of Operations

	Year Ended December 31, 2017
(In millions)	Prior to Adoption	Post Adoption
Net revenues	$4,852	$4,868
Total operating expenses	4,320	4,331
Income from operations	532	537
Net loss	(382)	(375)

	Year Ended December 31, 2016
	Prior to Adoption				Post Adoption
(In millions)	CEC	CAC	Eliminations	Total	Total
Net revenues	$3,877	$—	$—	$3,877	$3,877
Total operating expenses	3,620	30	—	3,650	3,651
Income/(loss) from operations	257	(30)	—	227	226
Net income/(loss)	(2,747)	619	(949)	(3,077)	(3,078)

	Year Ended December 31, 2015
	Prior to Adoption				Post Adoption
(In millions)	CEC	CAC	Eliminations	Total	Total
Net revenues	$3,929	$—	$—	$3,929	$3,957
Total operating expenses	3,583	31	—	3,614	3,639
Income/(loss) from operations	346	(31)	—	315	318
Net income	6,052	32	(76)	6,008	6,011

Disaggregation of Revenue [Table Text Block]
Disaggregation of Revenue by Segment

	Year Ended December 31, 2017
(In millions)	Las Vegas	Other U.S.	All Other	Eliminations	Total
Casino	$877	$1,188	$103	$—	$2,168
Food and beverage	700	274	8	—	982
Rooms	872	201	1	—	1,074
Reimbursed management costs	1	1	46	—	48
Entertainment and other	300	84	39	(6)	417
Total contract revenues	2,750	1,748	197	(6)	4,689
Other	165	10	5	(1)	179
Net revenues	$2,915	$1,758	$202	$(7)	$4,868

	Year Ended December 31, 2016
(In millions)	Las Vegas	Other U.S.	All Other	Eliminations	Total
Casino	$774	$802	$32	$—	$1,608
Food and beverage	630	190	2	—	822
Rooms	800	150	—	—	950
Entertainment and other	257	55	7	—	319
Total contract revenues	2,461	1,197	41	—	3,699
Other	161	12	5	—	178
Net revenues	$2,622	$1,209	$46	$—	$3,877

	Year Ended December 31, 2015
(In millions)	Las Vegas	Other U.S.	All Other	Eliminations	Total
Casino	$791	$897	$40	$—	$1,728
Food and beverage	643	204	2	—	849
Rooms	748	147	—	—	895
Reimbursed management costs	—	—	10	—	10
Entertainment and other	220	57	25	—	302
Total contract revenues	2,402	1,305	77	—	3,784
Other	159	13	1	—	173
Net revenues	$2,561	$1,318	$78	$—	$3,957

Value of Complimentaries
Retail Value of Complimentaries

	Years Ended December 31,
(In millions)	2017	2016	2015
Food and beverage	$598	$580	$584
Rooms	496	430	419
Other	66	59	57
	$1,160	$1,069	$1,060

Contract with Customer, Asset and Liability [Table Text Block]
Receivables

	As of December 31,
(In millions)	2017	2016	2015
Casino	$173	$75	$64
Food and beverage and rooms	59	46	34
Entertainment and other	79	26	22
Contract receivables, net	311	147	120
Other	183	20	14
Receivables, net	$494	$167	$134

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

(In millions)	Contracts	Other	Total
Balance as of January 1, 2015	$3	$193	$196
Provision for doubtful accounts	10	1	11
Write-offs less recoveries	22	(19)	3
CEOC deconsolidation	—	(162)	(162)
Balance as of December 31, 2015	35	13	48
Provision for doubtful accounts	11	—	11
Write-offs less recoveries	(25)	7	(18)
Balance as of December 31, 2016	21	20	41
Provision for doubtful accounts	9	(1)	8
Write-offs less recoveries	14	(32)	(18)
OpCo consolidation (1)	—	20	20
Balance as of December 31, 2017	$44	$7	$51